INCOME TAXES (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Income tax expense (asset) at statutory rate	$ (1,488)			$ (7,189)
Valuation allowance	1,488			7,189
Income tax expense per books